                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 3

                       SUPPLEMENT ISSUED NOVEMBER 4, 1998
                     TO PROSPECTUS DATED SEPTEMBER 21, 1998

American General Core Bond Fund

Effective immediately, Robert N. Kase, CFA, has assumed responsibility for the portfolio management of the American General Core Bond Fund. Mr. Kase, Vice President and Senior Portfolio Manager of American General Investment Management, L.P. (the "Sub-adviser"), joined the Sub-adviser in September 1998. From September 1992 to July 1998, Mr. Kase was Senior Portfolio Manager at CL Capital Management, Inc.

American General Mid Cap Value Fund

In addition to Michael M. Kassen and Robert I. Gendelman, S. Basu Mullick also is primarily responsible for the day-to-day management of American General Mid Cap Value Fund. Mr. Mullick has been a Vice President of Neuberger&Berman Management Inc. since October 1998. From 1993 to 1998, Mr. Mullick was a portfolio manager for another mutual fund manager.

American General Money Market Fund

Effective immediately, the investment policies of American General Money Market Fund (the "Money Market Fund") are amended to permit investment in taxable municipal obligations (variable rate demand notes).

Variable rate demand notes ("VRDNs") are obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund also may invest in participation VRDNs, which provides the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements and conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.

American General Small Cap Value Fund

In addition to Kathryn Maag Vorisek, Lloyd J. Spicer, CFA, and Terry B. French, Douglas G. Madigan, CFA, also is primarily responsible for the day-to-day management of American General Small Cap Value Fund. Mr. Madigan, Senior Vice President and Director of Research of Fiduciary Management Associates, Inc. (the "Sub-adviser"), joined the Sub-adviser in September 1998. Previously, Mr. Madigan was with Harris Bank as Vice President, Equity Research, from 1994 to September 1998 and as Mutual Fund Portfolio Manager and Partner from 1996 to September 1998. From 1989 to 1994, Mr. Madigan was Vice President and Senior Portfolio Manager at Continental Bank.

American General Socially Responsible Fund

Effective immediately, Maruti D. More, CFA, has assumed responsibility for the portfolio management of the American General Socially Responsible Fund. Mr. More has been Vice President -- Investments of American General Series Portfolio Company 3 since July 1998. Since April 1998, Mr. More serves as Vice President of The Variable Annuity Life Insurance Company and American General Investment Management, L.P. From 1996 to April 1998, Mr. More was a portfolio manager with American General Corporation. From 1993 to 1995, Mr. More was Managing Director, Marketable Securities at Paul Revere Investment Management Corporation.

The average annual total return shown on page 33 for the 5 year period ended March 31, 1998 is 21.54%.

VA 10832-B VER 11/98

The section of the Prospectus entitled "Expense Summary" is replaced in its entirety:

EXPENSE SUMMARY
--------------------------------------------------------------------------------

Annual fund operating expenses are the fees paid out of the assets of a Fund. Each Fund pays a management fee to VALIC. The expenses paid by a Fund are factored into the calculation of its share price or dividends and are not charged directly to investors. The expenses reflected in the tables below are based on the Funds' anticipated expenses for the first year of operation on an annualized basis.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES:
(after expense reimbursements, as a percentage of net assets)
--------------------------------------------------------------------------------

                                         INTERNATIONAL    LARGE CAP      MID CAP      SMALL CAP    INTERNATIONAL   LARGE CAP
                                          GROWTH FUND    GROWTH FUND   GROWTH FUND   GROWTH FUND    VALUE FUND     VALUE FUND
                                         -------------   -----------   -----------   -----------   -------------   ----------
Management Fee                                0.90%          0.55%         0.65%         0.85%          1.00%         0.50%
Other Expenses(b)                             0.71%          0.58%         0.64%         0.62%          0.70%         0.58%
                                             -----          -----         -----         -----          -----         -----
Total Fund Expenses:                          1.61%          1.13%         1.29%         1.47%          1.70%         1.08%
Expense reimbursement                        (0.46)%        (0.27)%       (0.50)%       (0.31)%        (0.66)%       (0.27)%
Total fund expenses after reimbursement       1.15%          0.86%         0.79%         1.16%          1.04%         0.81%
                                             =====          =====         =====         =====          =====         =====

                                                                    SOCIALLY
                                          MID CAP     SMALL CAP    RESPONSIBLE
                                         VALUE FUND   VALUE FUND      FUND
                                         ----------   ----------   -----------
Management Fee                              0.75%        0.75%         0.25%
Other Expenses(b)                           0.64%        0.63%         0.87%
                                           -----        -----         -----
Total Fund Expenses:                        1.39%        1.38%         1.12%
Expense reimbursement                      (0.34)%      (0.40)%       (0.56)%
Total fund expenses after reimbursement     1.05%        0.98%         0.56%
                                           =====        =====         =====

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(after expense reimbursements, as a percentage of net assets)
--------------------------------------------------------------------------------

                                                                                                                          MODERATE
                                                                                                     MONEY     GROWTH      GROWTH
                                         BALANCED   HIGH YIELD   STRATEGIC   DOMESTIC      CORE      MARKET   LIFESTYLE   LIFESTYLE
                                           FUND     BOND FUND    BOND FUND   BOND FUND   BOND FUND    FUND     FUND(a)     FUND(a)
                                         --------   ----------   ---------   ---------   ---------   ------   ---------   ---------
Management Fee                             0.80%       0.70%        0.60%       0.60%       0.50%     0.25%      0.10%       0.10%
Other Expenses(b)                          0.80%       0.83%        0.90%       0.57%       0.86%     0.86%        --%         --%
                                          -----       -----        -----       -----       -----     -----      -----       -----
Total Fund Expenses:                       1.60%       1.53%        1.50%       1.17%       1.36%     1.11%      0.10%       0.10%
Expense reimbursement                     (0.78)%     (0.54)%      (0.61)%     (0.39)%     (0.56)%   (0.55)%       --%         --%
Total fund expenses after reimbursement    0.82%       0.99%        0.89%       0.78%       0.80%     0.56%      0.10%       0.10%
                                          =====       =====        =====       =====       =====     =====      =====       =====

                                         CONSERVATIVE
                                            GROWTH
                                          LIFESTYLE
                                           FUND(a)
                                         ------------
Management Fee                               0.10%
Other Expenses(b)                              --%
                                            -----
Total Fund Expenses:                         0.10%
Expense reimbursement                          --%
Total fund expenses after reimbursement      0.10%
                                            =====

(a) The Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund seek to accomplish their respective objectives by investing primarily in a number of other Series Company Funds ("Underlying Series Company Funds"). Each Lifestyle Fund will bear indirectly its pro rata share of the fees and expenses incurred by the Underlying Series Company Funds in which the Lifestyle Fund is invested.

(b) Other Expenses, which include custody, accounting, reports to shareholders, audit, legal, administrative, recordkeeping and other miscellaneous services provided to the Funds, are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

TOTAL COMBINED OPERATING EXPENSES(a)
(including indirect expenses) (after expense reimbursements, as a percentage of net assets)
--------------------------------------------------------------------------------

                                                              ESTIMATED TOTAL COMBINED
                                                               OPERATING EXPENSES(b)
                                                              ------------------------
Growth Lifestyle Fund                                                   1.09%
Moderate Growth Lifestyle Fund                                          1.03%
Conservative Growth Lifestyle Fund                                      1.00%

(a) Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the Underlying Series Company Funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the Underlying Series Company Funds is maintained.

(b)  Reflects estimated total average weighted combined operating expenses.

The purpose of the expense tables above is to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear directly or indirectly. Each Fund's annual operating expenses do not reflect expenses imposed by separate accounts of VALIC through which an investment in each Fund is made or their related contracts. A separate account's expenses are fully explained in your contract prospectus.